Capital Management	12 Months Ended
Dec. 31, 2020
Capital Commitments [Abstract]
Capital Management
37.	CAPITAL MANAGEMENT

The Company manages its capital to ensure that entities in the Company will be able to continue as going concerns while maximizing the return to stakeholders through the optimization of the debt and equity balance.

The capital structure of the Company consists of debt of the Company and the equity attributable to the parent.

Some consolidated entities are required to maintain minimum paid-in capital amount as prescribed by the applicable laws.

The management reviews the capital structure of the Company as needed.  As part of this review, the management considers the cost of capital and the risks associated with each class of capital.

The management reviews the capital structure of the Company as needed.  As part of this review, the management considers the cost of capital and the risks associated with each class of capital.  According to the management’s suggestions, the Company maintains a balanced capital structure through paying cash dividends, increasing its share capital, purchasing outstanding shares, and issuing new debt or repaying debt.